Leases - Rent Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Leases 1 [Abstract]
Variable rent	$ 15.0	$ 8.4	$ 2.9
Operating leases	2.5	23.8	17.0
Rent expense	$ 17.5	$ 32.2	$ 19.9